Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

21. Leases

Please also refer to Note 3. “Summary of significant accounting policies – Leases.”

Leases as lessee

The Company leases assets, including properties, production equipment and vehicles. The Company recognizes a right-of-use asset and a lease liability at the lease commencement date.

However, the Company has elected not to recognize right-of-use assets and lease liabilities for some leases of low-value assets (e.g. tools) as well as short-term leases (leases with less than 12 months of lease term). The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term. Regarding the year 2022, the Company did not enter in any short-term leases.

On August 11, 2022, management initiated the Sale-Leaseback of voxeljet AG’s properties located in Friedberg, Free State of Bavaria, Germany with IntReal International Real Estate Kapitalverwaltungsgesellschaft mbH. The transaction closed on October 31, 2022 and the lease term commenced on November 1, 2022. As a result, the Company received proceeds from the sale amounting to € 26.5 million. As a result of completion of the Sale-Leaseback, the Company derecognized a carrying amount of € 14.1 million relating to land and buildings and recognized a right of use asset and lease liability at an amount of € 9.2 million and € 17.3 million, respectively. The gain from the Sale-Leaseback amounted to € 4.3 million.

The rent is fixed for the first year of the lease term and is subject to adjustment on a monthly basis if the monthly values change by at least 5 percent (in accordance with the consumer price index for Germany published by the Federal Statistical Office) during the lease term. The lease contract includes a fixed lease term as well as two lease extension options. Management considers, that it is reasonably certain, that those options will be exercised. The purpose of the Sale-Leaseback was to generate proceeds to fund the early termination of certain loans including the Finance Contract with EIB and further loans granted by Sparkasse. Please refer to the consolidated statements of cash flow for the effects of cashflow from the Sale-Leaseback.

Right-of-use assets:

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2022	2,648	19	239	2,906
Depreciation charge of the year	(592)	(18)	(120)	(730)
Additions to the right-of-use assets	9,161	--	80	9,241
Revaluations to the right-of-use assets	(305)	--	--	(305)
Derecognition of the right-of-use assets	--	--	--	--
Foreign currency effects	101	--	--	101
Balance at December 31, 2022	11,013	1	199	11,213

Amounts recognized in profit or loss:

	2022	2021	2020

	(€ in thousands)
Leases under IFRS 16
Interest on lease liabilities	311	149	167
Gain from sale and leaseback	4,335	--	--
Depreciation charge of the year	730	651	682

The Company had an immaterial amount of low value leases in years 2022 and 2021.

Amounts recognized in statements of cash flows:

	2022	2021	2020

	(€ in thousands)
Total cash outflow for leases	(637)	(334)	(412)

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Additionally, the Sale-Leaseback of voxeljet’s properties that closed on October 31, 2022 includes two extension option periods exercisable by the Group before the end of the non-cancellable contract period. Where practicable, voxeljet seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options, if there is a significant event or significant changes in circumstances within its control.

For all existing extension options, voxeljet assessed that the exercise of those is reasonably certain. Therefore, the impact is already included within the lease liabilities.

Leases as lessor

The Company leases out a small number of 3D printers. Those leases have been classified as operating leases. In 2022, voxeljet leased out zero 3D printers (2021: zero 3D printer) to customers under operating leases.

Beginning December 2021, the Company has leased out office space to a third party in Friedberg, Germany. This lease has been classified as an operating lease. After the Sale-Leaseback, this lease has become a sublease of right of use asset. Further voxeljet has leased out production space to third parties in Canton, Michigan, USA, also as sublease of right of use asset. Those leases also have been classified as operating leases. The office space and production space has been leased out under operating leases with rentals payable monthly. Lease income from operating leases where the group is a lessor is recognized in other operating income on a straightline basis over the lease term. Lease payments from the contracts do not include any variable lease payments. During the year ended December 31, 2022, lease income from subleasing of right of use assets amounting to kEUR 128 was recorded in other operating income (2021: kEUR 9).

Lease income from operating lease:

	2022	2021	2020
	(€ in thousands)
Operating lease under IFRS 16
Less than one year	126	106	--
1-3 years	212	212	--
3-5 years	106	203	--